UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     May 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $621,006 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    40435   598157 SH       SOLE                   261978        0   336179
AMERICAN CAMPUS CMNTYS INC     COM              024835100    32492  1174704 SH       SOLE                   505836        0   668868
AVALONBAY CMNTYS INC           COM              053484101    30060   348124 SH       SOLE                   132158        0   215966
BIOMED REALTY TRUST INC        COM              09063H107    16827  1017400 SH       SOLE                   406220        0   611180
BOSTON PROPERTIES INC          COM              101121101     8819   116911 SH       SOLE                    48043        0    68868
CHESAPEAKE LODGING TR          SH BEN INT       165240102     8129   417560 SH       SOLE                   209150        0   208410
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     2431    60600 SH       SOLE                     5600        0    55000
DIGITAL RLTY TR INC            COM              253868103    35490   654800 SH       SOLE                   267176        0   387624
DOUGLAS EMMETT INC             COM              25960p109    16545  1076474 SH       SOLE                   450337        0   626137
DUKE REALTY CORP               COM NEW          264411505    20428  1647468 SH       SOLE                   682799        0   964669
EQUITY LIFESTYLE PPTYS INC     COM              29472r108    16446   305250 SH       SOLE                   118680        0   186570
ESSEX PPTY TR INC              COM              297178105     9544   106105 SH       SOLE                    33618        0    72487
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    22865   314049 SH       SOLE                   114093        0   199956
FIRST POTOMAC RLTY TR          COM              33610f109      529    35200 SH       SOLE                    30100        0     5100
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103    11786   453160 SH       SOLE                   210249        0   242911
HCP INC                        COM              40414l109    14594   442243 SH       SOLE                   195977        0   246266
HEALTH CARE REIT INC           COM              42217k106    33688   744832 SH       SOLE                   316769        0   428063
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    12800  2471125 SH       SOLE                   987224        0  1483901
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     1156    48300 SH       SOLE                    43000        0     5300
KITE RLTY GROUP TR             COM              49803t102    12429  2627758 SH       SOLE                  1138674        0  1489084
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108    11433   490700 SH       SOLE                   196275        0   294425
LTC PPTYS INC                  COM              502175102    10454   386340 SH       SOLE                   162330        0   224010
MARRIOTT INTL INC NEW          CL A             571903202     4946   156940 SH       SOLE                    67640        0    89300
PARKWAY PPTYS INC              COM              70159Q104     1750    93200 SH       SOLE                    55400        0    37800
PEBBLEBROOK HOTEL TR           COM              70509V100     9142   434724 SH       SOLE                   210783        0   223941
PUBLIC STORAGE                 COM              74460d109    41768   454052 SH       SOLE                   176888        0   277164
SIMON PPTY GROUP INC NEW       COM              828806109    93023  1108748 SH       SOLE                   451293        0   657455
TANGER FACTORY OUTLET CTRS I   COM              875465106    15478   358629 SH       SOLE                   137756        0   220873
U STORE IT TR                  COM              91274f104    11406  1584201 SH       SOLE                   669257        0   914944
UDR INC                        COM              902653104    16752   949700 SH       SOLE                   370900        0   578800
VORNADO RLTY TR                SH BEN INT       929042109    57361   757749 SH       SOLE                   307459        0   450290